Shareholder Report, Average Annual Return (Details) 136870_Amplify Seymour Cannabis ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	74 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Seymour Cannabis ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Seymour Cannabis ETF NAV
Average Annual Return, Percent	(18.97%)	(20.16%)	(26.51%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.73%